As filed with the U.S. Securities and Exchange Commission on April 1, 2024

Registration No. 033-13954

811-05141

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 167	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 168	☒

(Check appropriate box or boxes)

Pacific Select Fund

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive,

P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-3224

Mark Karpe, Esq.

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, CA 92660

(Name and Address of Agent for Service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 29, 2024, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 167 to the Registration Statement incorporates by reference the prospectuses, Statement of Additional Information and Part C that are contained in Registrant’s Post-Effective Amendment No. 166, which was filed with the U.S. Securities and Exchange Commission on January 19, 2024 (SEC Accession No. 0001104659-24-004873). Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 167 is filed solely for the purpose of designating April 29, 2024, as the new effective date of Post-Effective Amendment No. 166.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 167 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach in the State of California on this 1st day of April 2024.

PACIFIC SELECT FUND

By:	/s/ Mark Karpe
Mark Karpe
Assistant Vice President and Assistant Secretary

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 167 to the Registration Statement of Pacific Select Fund has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

Adrian S. Griggs*	Chief Executive Officer, President and Trustee (Principal Executive Officer)	April 1, 2024

Trevor T. Smith*	Assistant Vice President and Treasurer	April 1, 2024
(Principal Financial and Accounting Officer)

Nooruddin Veerjee*	Chairman of the Board and Trustee	April 1, 2024

Gale K. Caruso*	Trustee	April 1, 2024

Andrew J. Iseman*	Trustee	April 1, 2024

Paul A. Keller*	Trustee	April 1, 2024

Lucie H. Moore*	Trustee	April 1, 2024

*By: /s/ Mark Karpe		April 1, 2024
Mark Karpe
as attorney-in-fact pursuant to power of attorney filed herewith

Pacific Select Fund

Power of Attorney

The undersigned Trustees and officers of Pacific Select Fund (the “Trust”) hereby appoint Jason Orlandi, Anthony Zacharski, Megan C. Johnson, Greg Larson, Mark Karpe, Audrey L. Cheng, Laurene E. MacElwee, Howard T. Hirakawa and Carleton J. Muench each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Trust and each series of the Trust, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Trust to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Trust and each series of the Trust, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Trust related to the above.

The undersigned Trustees and officers of the Trust hereby execute this Power of Attorney effective the 1st day of April 2023.

NAME	TITLE

/s/ Adrian S. Griggs	Chief Executive Officer, President, and Trustee
Adrian S. Griggs
/s/ Nooruddin Veerjee	Chairman and Trustee
Nooruddin Veerjee
/s/ Gale K. Caruso	Trustee
Gale K. Caruso
/s/ Andrew J. Iseman	Trustee
Andrew J. Iseman
/s/ Paul A. Keller	Trustee
Paul A. Keller
/s/ Lucie H. Moore
Lucie H. Moore	Trustee
/s/ Trevor T. Smith
Trevor T. Smith	Assistant Vice President and Treasurer